Share Based Compensation - Restricted Ordinary Shares (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average vesting period	3 years 4 months 24 days
Restricted Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation	$ 0.3
Weighted average vesting period	1 year 6 months